Pension and other post-retirement benefits - Plan assets measured at fair value roll-forward (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	SFr 19,314
End of the measurement period	19,951	SFr 19,314
Defined benefit pension plans | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,254	1,325
Transfers In	54	0
Transfers Out	0	(99)
On assets still held at reporting date	34	36
On assets sold during the period	17	0
Purchases, sales, settlements	(68)	(7)
Foreign currency translation impact	4	(1)
End of the measurement period	1,295	1,254
Defined benefit pension plans | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	50	62
Transfers In	6	0
Transfers Out	0	(12)
On assets still held at reporting date	0	(4)
On assets sold during the period	(1)	0
Purchases, sales, settlements	(24)	5
Foreign currency translation impact	2	(1)
End of the measurement period	33	50
Defined benefit pension plans | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,204	1,263
Transfers In	48	0
Transfers Out	0	(87)
On assets still held at reporting date	34	40
On assets sold during the period	18	0
Purchases, sales, settlements	(44)	(12)
Foreign currency translation impact	2	0
End of the measurement period	1,262	1,204
Defined benefit pension plans | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,156	1,146
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	48	26
On assets sold during the period	0	0
Purchases, sales, settlements	0	(16)
Foreign currency translation impact	0	0
End of the measurement period	1,204	1,156
Defined benefit pension plans | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	48	117
Transfers In	48	0
Transfers Out	0	(87)
On assets still held at reporting date	(14)	14
On assets sold during the period	18	0
Purchases, sales, settlements	(44)	4
Foreign currency translation impact	2	0
End of the measurement period	58	48
Defined benefit pension plans - Switzerland
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	15,602	15,635
Foreign currency translation impact	0	0
End of the measurement period	15,951	15,602
Defined benefit pension plans - Switzerland | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	4,139
End of the measurement period	4,372	4,139
Defined benefit pension plans - Switzerland | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	4,128
End of the measurement period	4,372	4,128
Defined benefit pension plans - Switzerland | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	11
End of the measurement period	0	11
Defined benefit pension plans - Switzerland | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	5,597
End of the measurement period	6,011	5,597
Defined benefit pension plans - Switzerland | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,802
End of the measurement period	1,933	1,802
Defined benefit pension plans - Switzerland | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,156
End of the measurement period	1,204	1,156
Defined benefit pension plans - Switzerland | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	646
End of the measurement period	729	646
Defined benefit pension plans - Switzerland | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,778
End of the measurement period	3,195	2,778
Defined benefit pension plans - Switzerland | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,022
End of the measurement period	1,107	1,022
Defined benefit pension plans - Switzerland | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,135
End of the measurement period	1,293	1,135
Defined benefit pension plans - Switzerland | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	621
End of the measurement period	795	621
Defined benefit pension plans - Switzerland | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,156	1,146
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	48	26
On assets sold during the period	0	0
Purchases, sales, settlements	0	(16)
Exchange rate gains/(losses) on investments	0	0
End of the measurement period	1,204	1,156
Defined benefit pension plans - Switzerland | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,156
End of the measurement period	1,204	1,156
Defined benefit pension plans - Switzerland | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,156
End of the measurement period	1,204	1,156
Defined benefit pension plans - Switzerland | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,712	3,876
Foreign currency translation impact	(340)	(132)
End of the measurement period	4,000	3,712
Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,927
End of the measurement period	2,526	1,927
Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,552
End of the measurement period	2,028	1,552
Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	375
End of the measurement period	498	375
Defined benefit pension plans - International | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	969
End of the measurement period	609	969
Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	135
End of the measurement period	58	135
Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	387
End of the measurement period	498	387
Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	157
End of the measurement period	177	157
Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	230
End of the measurement period	321	230
Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	101
End of the measurement period	90	101
Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	98	179
Transfers In	54	0
Transfers Out	0	(99)
On assets still held at reporting date	(14)	10
On assets sold during the period	17	0
Purchases, sales, settlements	(68)	9
Foreign currency translation impact	4	(1)
End of the measurement period	91	98
Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	50
End of the measurement period	33	50
Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	50
End of the measurement period	33	50
Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	48
End of the measurement period	58	48
Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,712	3,876
Foreign currency translation impact	(340)	(132)
End of the measurement period	4,000	3,712
Bank | Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,927
End of the measurement period	2,526	1,927
Bank | Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,552
End of the measurement period	2,028	1,552
Bank | Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	375
End of the measurement period	498	375
Bank | Defined benefit pension plans - International | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	969
End of the measurement period	609	969
Bank | Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	135
End of the measurement period	58	135
Bank | Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	387
End of the measurement period	498	387
Bank | Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	157
End of the measurement period	177	157
Bank | Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	230
End of the measurement period	321	230
Bank | Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	101
End of the measurement period	90	101
Bank | Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	98	177
Transfers In	54	0
Transfers Out	0	(97)
On assets still held at reporting date	(14)	10
On assets sold during the period	17	0
Purchases, sales, settlements	(68)	9
Foreign currency translation impact	4	(1)
End of the measurement period	91	98
Bank | Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	50
End of the measurement period	33	50
Bank | Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	50	61
Transfers In	6	0
Transfers Out	0	(11)
On assets still held at reporting date	0	(4)
On assets sold during the period	(1)	0
Purchases, sales, settlements	(24)	5
Foreign currency translation impact	2	(1)
End of the measurement period	33	50
Bank | Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	48	116
Transfers In	48	0
Transfers Out	0	(86)
On assets still held at reporting date	(14)	14
On assets sold during the period	18	0
Purchases, sales, settlements	(44)	4
Foreign currency translation impact	2	0
End of the measurement period	58	48
Bank | Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	SFr 0	SFr 0